Transactions with Affiliates	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Affiliates

Note 12 –Transactions with Affiliates

Management Service Agreements

Under the MSAs, Citizen and Linn provided certain services in respect to the oil and natural gas properties they contributed to the Company. Such services included serving as operator of the oil and natural gas properties contributed, land administration, marketing, information technology and accounting services. As a result of Citizen and Linn continuing to serve as operator of the contributed assets and contracting directly with vendors for goods and services for operations, Citizen and Linn collected amounts due from joint interest owners for their share of costs and billed the Company for its share of costs. The services provided under the MSAs ended in April 2018 when the Company took over as operator for the oil and natural gas properties contributed by Citizen and Linn.

For the nine months ended September 30, 2018, the Company incurred approximately $ 10.0 million in charges related to the services provided under the MSAs, which are recorded in general and administrative expenses in the accompanying condensed consolidated statements of operations.

Through April 2018, Citizen and Linn billed the Company for its share of operating costs in accordance with the MSAs. At December 31, 2017, the Company had $55.5 million and $46.5 million due to Linn and Citizen, respectively, included in accounts payable and accrued liabilities – affiliates in the accompanying condensed consolidated balance sheets. At December 31, 2017, the Company had $19.0 million due to Linn and Citizen for revenue suspense associated with the oil and natural gas properties contributed to the Company included in accounts payable and accrued liabilities – affiliates in the accompanying condensed consolidated balance sheets.

Acquisition of Acreage

As provided for in the Contribution Agreement, Citizen and Linn acquired additional acreage within an area of mutual interest on behalf of the Company. As of December 31, 2017, the additional acreage acquired totaled $63.0 million and the Company reflected the amount due to Citizen and Linn in accounts payable and accrued liabilities – affiliates. See Note 4 – Acquisitions and Note 10 – Equity for further discussion of the settlement of the payable due to Citizen and Linn related to the additional acquired acreage.

Natural Gas Dedication Agreement

The Company has a gas dedication agreement with Blue Mountain Midstream LLC (“Blue Mountain”), a subsidiary of Riviera Resources, Inc. (“Riviera”), which has directors and shareholders in common with the Company. Amounts due from Blue Mountain at September 30, 2018 and December 31, 2017 are reflected as accounts receivable – affiliates in the accompanying condensed consolidated balance sheets and represent accrued revenue for the Company’s portion of the production sold to Blue Mountain. Sales to Blue Mountain are reflected as natural gas sales – affiliates and NGL sales – affiliates in the accompanying condensed consolidated statements of operations. See further discussion of this gas dedication agreement in Note 14 – Commitments and Contingencies.

Corporate Office Lease

During 2018, the Company entered into a lease for office space in Oklahoma City, Oklahoma that is owned by a subsidiary of Riviera under a lease with an initial term of 5 years. The Company paid $0.4 million during the nine months ended September 30, 2018 under this lease. Total remaining payments under the lease are $8.3 million.

Tax Matters Agreement

In conjunction with the Reorganization, the Company entered into a tax matters agreement (“TMA”) with Riviera. See Note 13 – Income Taxes for further discussion of the TMA and the related payable to Riviera.

Note 12 –Transactions with Affiliates

Management Service Agreements

For the year ended December 31, 2017, the Company incurred approximately $10.0 million in charges related to the services provided under the MSAs which are recorded in general and administrative expenses in the accompanying statements of operations.

Citizen and Linn bill the Company for its share of operating costs in accordance with the MSAs. At December 31, 2017, the Company had $46.5 million and $55.5 million due to Citizen and Linn, respectively. These amounts are included in accounts payable – affiliates and accrued capital expenditures—affiliates in the accompany balance sheets.

Acquisition of Acreage

As provided for in the Contribution Agreement, Citizen and Linn acquired additional acreage within an area of mutual interest on behalf of the Company. As of December 31, 2017, the additional acreage acquired totaled $63.0 million and the Company has reflected the amount due to Citizen and Linn in accrued capital expenditures – affiliates. See Note 14 – Subsequent Events for further discussion of the settlement of the payable due to Citizen and Linn related to the additional acquired acreage.

Natural Gas Dedication Agreement

The Company has a gas dedication agreement with Blue Mountain Midstream LLC (“Blue Mountain”), which is a subsidiary of Linn. Amounts due from Blue Mountain at December 31, 2017 of $4.7 million are reflected as Accounts Receivable – Oil, natural gas, and natural gas liquids sales – Affiliates and sales to Blue Mountain of $8.0 million for the year ended December 31, 2017 are reflected as Natural gas and natural gas liquids sales – Affiliates. See further discussion of this gas dedication agreement in Note 13 – Commitments and Contingencies.

Consulting Services

Atlas, LLC (“Atlas”) provides the Company supervisory services throughout drilling and completion operations. Atlas is wholly owned jointly by a director and an employee of Citizen. For the years ended December 31, 2017, 2016, and 2015, the Company incurred $2.3 million, $2.0 million, and $0.3 million respectively, in charges related to services provided which are recorded in the balance sheet within oil and natural gas properties, successful efforts on the accompanying balance sheet. As of December 31, 2017 and 2016, the Company had no amounts payable to Atlas.